UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Brian C. Janssen

Short-Term Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America®

Semi-annual report for the six months ended February 28, 2021

Invest with care for
durable outcomes

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–1.18%	1.13%	0.89%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.70% for Class A shares as of the prospectus dated October 30, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of March 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.02%. The fund’s 12-month distribution rate for Class A shares as of that date was 0.77%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Short-Term Bond Fund of America for the periods ended February 28, 2021, are shown in the table below, as well as results of the fund’s benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ASBAX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolios

17	Financial statements

21	Notes to financial statements

33	Financial highlights

Results at a glance

For periods ended February 28, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 10/2/06)

Short-Term Bond Fund of America (Class A shares)	0.04%	1.81%	1.76%	1.16%	1.68%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	0.12	1.86	1.94	1.47	2.32
Lipper Short U.S. Government Funds Average†	0.05	1.60	1.54	1.00	1.97

*	Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index is a market value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to three years, excluding BBB-rated securities. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: Bloomberg Index Services Ltd.
†	Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

Investment portfolio February 28, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	58.43%
AAA/Aaa	23.84
AA/Aa	7.38
A/A	6.94
Short-term securities & other assets less liabilities	3.41
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.59%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 57.41%
U.S. Treasury 53.87%
U.S. Treasury 1.50% 2021	$100,000	$100,955
U.S. Treasury 1.625% 2021	35,776	36,236
U.S. Treasury 1.625% 2021	8,614	8,660
U.S. Treasury 1.75% 2021	15,000	15,188
U.S. Treasury 2.00% 2021	20,000	20,193
U.S. Treasury 2.25% 2021	43,500	43,660
U.S. Treasury 2.375% 2021	50,000	50,047
U.S. Treasury 2.625% 2021	80,000	81,606
U.S. Treasury 2.625% 2021	50,000	50,269
U.S. Treasury 0.125% 2022	476,000	476,211
U.S. Treasury 0.125% 2022	410,000	410,058
U.S. Treasury 0.125% 2022	351,000	351,140
U.S. Treasury 0.125% 2022	310,000	310,069
U.S. Treasury 0.125% 2022	200,000	200,063
U.S. Treasury 0.125% 2022	165,895	165,908
U.S. Treasury 0.125% 2022	40,000	40,010
U.S. Treasury 0.125% 2022	10,000	10,004
U.S. Treasury 1.50% 2022	351,000	358,134
U.S. Treasury 1.50% 2022	220,605	225,307
U.S. Treasury 1.625% 2022	243,665	250,206
U.S. Treasury 1.75% 2022	250,000	255,343
U.S. Treasury 1.75% 2022	35,000	35,577
U.S. Treasury 1.875% 2022	19,480	20,020
U.S. Treasury 2.125% 2022	1,192	1,236
U.S. Treasury 0.125% 2023	675,000	674,952
U.S. Treasury 0.125% 2023	257,500	257,256
U.S. Treasury 0.125% 2023	176,000	175,405
U.S. Treasury 0.125% 2023	137,500	137,178
U.S. Treasury 0.125% 2023	91,000	90,863
U.S. Treasury 0.125% 2023	15,000	14,999
U.S. Treasury 0.25% 2023	245,452	245,584
U.S. Treasury 0.25% 2023	183,086	183,458
U.S. Treasury 0.50% 2023	100,000	100,725
U.S. Treasury 1.375% 2023	10,000	10,243

2	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.50% 2023	$16,121	$16,912
U.S. Treasury 2.75% 2023	98,795	104,316
U.S. Treasury 0.125% 2024	150,000	149,355
U.S. Treasury 1.50% 2024	19,500	20,267
U.S. Treasury 1.75% 2024	39,000	40,916
U.S. Treasury 1.75% 2024	14,080	14,738
U.S. Treasury 2.25% 2024	50,000	53,043
U.S. Treasury 0.25% 2025	25,000	24,540
U.S. Treasury 0.25% 2025	5,000	4,925
U.S. Treasury 0.25% 2025	3,125	3,081
U.S. Treasury 0.375% 2025	35,000	34,759
U.S. Treasury 0.50% 2025	70	70
U.S. Treasury 1.375% 2025	74,640	77,228
U.S. Treasury 0.375% 2026	50,000	49,202
U.S. Treasury 0.50% 2026	8,000	7,908
U.S. Treasury 0.375% 2027	3,500	3,351
U.S. Treasury 0.625% 2027	3,500	3,394
U.S. Treasury 0.75% 2028	790	772
U.S. Treasury 0.625% 2030	2,000	1,875
U.S. Treasury 1.125% 2031	1,150	1,122
U.S. Treasury 1.125% 2040[1]	11,000	9,411
U.S. Treasury 1.375% 2040	1,400	1,252
		6,029,200

U.S. Treasury inflation-protected securities 3.54%
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	137,373	138,336
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	133,604	144,683
U.S. Treasury Inflation-Protected Security 0.125% 2025[2]	15,459	16,892
U.S. Treasury Inflation-Protected Security 0.125% 2030[2]	30,477	33,440
U.S. Treasury Inflation-Protected Security 0.875% 2047[1,2]	21,580	26,722
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	35,015	36,360
		396,433

Total U.S. Treasury bonds & notes		6,425,633

Mortgage-backed obligations 15.75%
Collateralized mortgage-backed obligations (privately originated) 7.17%
Angel Oak Mortgage Trust, Series 2019-3, Class A1, 2.93% 2059[3,4,5]	1,137	1,145
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,4,5]	24,801	24,997
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,4,5]	8,349	8,647
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[3,4]	5,038	5,101
Bellemeade Re Ltd., Series 2019-3A, Class M1A, 1.218% 2029[3,4,5]	6,459	6,463
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[3,4,5]	15,663	16,025
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[3,4,5]	12,590	13,054
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,4,5]	12,960	12,991
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,4,5]	4,524	4,527
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1, 2.879% 2049[3,4,5]	11,762	12,076
Cascade Funding Mortgage Trust, Series 2019-HB1, Class A, 2.386% 2029[3,4,5]	17,346	17,459
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M1, 2.572% 2029[3,4,5]	1,256	1,262
Cascade Funding Mortgage Trust, Series 2019-HB1, Class M2, 2.863% 2029[3,4,5]	941	947
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,4,5]	10,412	10,430
Cascade Funding Mortgage Trust, Series 2020-HB3, Class A, 2.812% 2030[3,4,5]	17,184	17,375
Cascade Funding Mortgage Trust, Series 2020-HBA, Class A, 3.405% 2030[3,4,5]	9,536	9,669
Cascade Funding Mortgage Trust, Series 2021-HB5, Class A, 0.801% 2031[3,4,5]	5,597	5,633
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,4,5]	7,989	8,374
Citigroup Mortgage Loan Trust Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,4,5]	12,959	13,022
COLT Funding LLC, Series 2020-2, Class A1, 1.853% 2065[3,4]	7,359	7,475
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[3,4]	4,111	4,223
Credit Suisse Mortgage Trust, Series 2018-J1, Class A2, 3.50% 2048[3,4,5]	993	1,015
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[3,4,5]	1,380	1,451
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[3,4,5]	811	817
Finance of America HECM Buyout, Series 2021-HB1, Class A, 0.875% 2031[3,4,5,6]	4,927	4,926
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[3,4]	21,075	22,804
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,4,5]	9,079	9,181
Homeward Opportunities Fund Trust, Series 2019-1, Class A1, 3.454% 2059[3,4,5]	4,132	4,185
Homeward Opportunities Fund Trust, Series 2020-2, 1.657% 2065[3,4,5]	4,221	4,269
JPMorgan Mortgage Trust, Series 2017-2, Class A5, 3.50% 2047[3,4,5]	32	32

Short-Term Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
JPMorgan Mortgage Trust, Series 2018-3, Class A1, 3.50% 2048[3,4,5]	$82	$84
JPMorgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.00% 2049[3,4,5]	480	493
JPMorgan Mortgage Trust, Series 2019-1, Class A3, 4.00% 2049[3,4,5]	400	409
JPMorgan Mortgage Trust, Series 2019-3, Class A3, 4.00% 2049[3,4,5]	374	384
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,4,5]	17,964	18,167
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[3,4,5]	23,990	24,324
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2060[3,4,5]	32,762	33,225
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.868% 2052[3,4,5]	32,448	32,536
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 0.918% 2052[3,4,5]	40,255	40,345
Mello Warehouse Securitization Trust, Series 2019-2, Class B, (1-month USD-LIBOR + 0.95%) 1.068% 2052[3,4,5]	8,290	8,316
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 1.118% 2052[3,4,5]	8,840	8,861
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.93% 2053[3,4,5]	16,998	17,038
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 1.018% 2053[3,4,5]	23,730	23,775
Mello Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.82% 2055[3,4,5]	9,750	9,822
Metlife Securitization Trust, Series 2017-1A, Class A, 3.00% 2055[3,4,5]	1,089	1,133
Metlife Securitization Trust, Series 2018-1A, Class A, 3.75% 2057[3,4,5]	607	643
MFRA Trust, Series 2020-NQM1, Class A1, 1.479% 2065[3,4,5]	7,450	7,540
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 2057[3,4,5]	42	43
Mill City Mortgage Trust, Series 2019-3, Class A1, 3.50% 2058[3,4,5]	790	836
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[3,4,5]	4,758	4,928
Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 2069[3,4,5]	1,840	1,959
Mortgage Repurchase Agreement Financing Trust, Series 2020-1, Class A1, (1-month USD-LIBOR + 2.00%) 2.121% 2022[3,4,5]	16,601	16,629
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.121% 2023[3,4,5]	37,199	37,377
Mortgage Repurchase Agreement Financing Trust, Series 2020-4, (1-month USD-LIBOR + 1.35%) 1.471% 2023[3,4,5]	2,500	2,504
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[3,4,5]	7,554	7,580
Nationstar HECM Loan Trust, Series 2019-2A, Class M1, 2.359% 2029[3,4,5]	5,153	5,216
Nationstar HECM Loan Trust, Series 2019-2A, Class M2, 2.645% 2029[3,4,5]	759	757
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[3,4,5]	2,146	2,153
New Residential Mortgage Loan Trust, Series 2016-2, Class A1, 3.75% 2035[3,4,5]	533	569
New Residential Mortgage Loan Trust, Series 2015-2A, Class A1, 3.75% 2055[3,4,5]	1,005	1,073
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75% 2056[3,4]	453	482
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50% 2057[3,4,5]	4,910	5,164
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[3,4,5]	926	999
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 2057[3,4,5]	1,141	1,223
New Residential Mortgage Loan Trust, Series 2018-3A, Class A1, 4.50% 2058[3,4,5]	603	656
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 2059[3,4,5]	2,327	2,451
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[3,4,5]	1,970	2,076
New York Mortgage Trust, Series 2020-SP1, Class A1, 3.962% 2060[3,4]	16,510	16,624
Onslow Bay Financial, Series 2015-1, Class 2A4, 3.00% 2045[3,4,5]	3,395	3,538
Progress Residential Trust, Series 2018-SFR1, Class A, 3.255% 2035[3,4]	8,677	8,711
Progress Residential Trust, Series 2018-SFR2, Class A, 3.712% 2035[3,4]	5,750	5,832
Progress Residential Trust, Series 2018-SFR3, Class A, 3.88% 2035[3,4]	7,374	7,494
Progress Residential Trust, Series 2019-SFR3, Class A, 2.271% 2036[3,4]	20,917	21,347
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 2037[3,4]	3,365	3,458
Reverse Mortgage Investment Trust, Series 2020-2, Class A, 1.706% 2030[3,4,5]	9,786	9,825
Reverse Mortgage Investment Trust, Series 2020-1, Class A, 2.158% 2030[3,4,5]	1,823	1,828
Reverse Mortgage Investment Trust, Series 2020-1, Class M1, 2.332% 2030[3,4,5]	5,319	5,343
Reverse Mortgage Investment Trust, Series 2020-1, Class M2, 2.623% 2030[3,4,5]	440	438
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[3,4,5]	5,774	5,784
Sequoia Mortgage Trust, Series 2017-CH2, Class A10, 4.00% 2047[3,4,5]	514	517
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,4,5]	1,932	1,983
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4]	980	986
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,4,5]	5,306	5,352
Starwood Mortgage Residential Trust, Series 2020-2, Class A1, 2.718% 2060[3,4,5]	4,116	4,199
Station Place Securitization Trust, Series 2020-WL1, Class A, (1-month USD-LIBOR + 1.15%) 1.298% 2051[3,4,5]	38,525	38,586
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.779% 2054[3,4,5]	13,000	13,019
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[3,4]	5,239	5,217

4	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[3,4,5]	$642	$652
Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75% 2055[3,4,5]	221	223
Towd Point Mortgage Trust, Series 2015-4, Class A1B, 2.75% 2055[3,4,5]	88	88
Towd Point Mortgage Trust, Series 2016-1, Class A3B, 3.00% 2055[3,4,5]	224	229
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,4,5]	323	327
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,4,5]	354	361
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,4,5]	308	314
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.718% 2057[3,4,5]	4,841	4,843
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,4,5]	755	772
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75% 2057[3,4,5]	352	357
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD-LIBOR + 1.00%) 1.118% 2058[3,4,5]	3,987	4,027
Towd Point Mortgage Trust, Series 2018-5, Class A1, 3.25% 2058[3,4,5]	673	705
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,4,5]	3	3
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75% 2058[3,4,5]	6,226	6,595
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 2058[3,4,5]	4,199	4,478
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,4,5]	1,873	1,880
Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.90% 2059[3,4,5]	1,280	1,344
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,4]	15,794	16,153
Tricorn American Homes, Series 2017-SFR1, Class A, 2.716% 2034[3,4]	1,044	1,056
Tricorn American Homes, Series 2020-SFR1, Class A, 1.499% 2038[3,4]	19,731	19,886
Tricorn American Homes, Series 2020-SFR2, Class A, 1.482% 2039[3,4]	3,385	3,363
Verus Securitization Trust, Series 2020-2, Class A1, 2.743% 2060[3,4,5,7]	2,403	2,434
Wells Fargo Mortgage-Backed Securities Trust, Series 2020-1, Class A3, 3.00% 2049[3,4,5]	74	75
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A3, 3.50% 2049[3,4,5]	75	76
		801,667

Federal agency mortgage-backed obligations 6.11%
Fannie Mae Pool #AD2028 4.50% 2025[3]	642	682
Fannie Mae Pool #555538 2.58% 2033[3,5]	389	392
Fannie Mae Pool #888521 2.402% 2034[3,5]	612	652
Fannie Mae Pool #889579 6.00% 2038[3]	1,643	1,964
Fannie Mae Pool #889983 6.00% 2038[3]	684	821
Fannie Mae Pool #AL0095 6.00% 2038[3]	53	63
Fannie Mae Pool #AC6266 2.284% 2039[3,5]	244	259
Fannie Mae Pool #AC1676 2.413% 2039[3,5]	95	99
Fannie Mae Pool #AC2106 2.566% 2039[3,5]	201	213
Fannie Mae Pool #AE7629 2.273% 2040[3,5]	54	56
Fannie Mae Pool #AE0844 2.189% 2041[3,5]	411	433
Fannie Mae Pool #AE0789 2.29% 2041[3,5]	375	394
Fannie Mae Pool #AL9531 2.565% 2041[3,5]	3,779	3,994
Fannie Mae Pool #AL0073 2.90% 2041[3,5]	273	288
Fannie Mae Pool #AI8806 5.00% 2041[3]	1,343	1,552
Fannie Mae Pool #AP7819 2.24% 2042[3,5]	352	367
Fannie Mae Pool #AL2000 2.503% 2042[3,5]	502	524
Fannie Mae Pool #AL9532 2.539% 2042[3,5]	4,474	4,671
Fannie Mae Pool #AL2184 2.616% 2042[3,5]	789	824
Fannie Mae Pool #AL1941 2.768% 2042[3,5]	503	524
Fannie Mae Pool #AL9533 2.839% 2042[3,5]	2,043	2,137
Fannie Mae Pool #AL9530 2.941% 2042[3,5]	2,945	3,089
Fannie Mae Pool #AB9584 3.50% 2043[3]	6	6
Fannie Mae Pool #BK7655 3.899% 2048[3,5]	2,314	2,434
Fannie Mae Pool #BJ0639 4.00% 2048[3]	296	318
Fannie Mae Pool #BK6971 4.00% 2048[3]	246	265
Fannie Mae Pool #BK0920 4.00% 2048[3]	141	152
Fannie Mae Pool #BK2010 4.00% 2048[3]	52	57
Fannie Mae Pool #BK5305 4.00% 2048[3]	43	48
Fannie Mae Pool #BJ9252 4.00% 2048[3]	44	47
Fannie Mae Pool #BK0915 4.00% 2048[3]	13	14
Fannie Mae Pool #CA2493 4.50% 2048[3]	163	178
Fannie Mae Pool #BK9464 3.643% 2049[3,5]	1,798	1,879
Fannie Mae Pool #BN5611 4.021% 2049[3,5]	6,430	6,750
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[3,5]	1,453	1,465
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[3]	1,607	1,640
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[3,5]	3,449	3,491
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[3]	835	848
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[3]	4,912	5,022

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[3]	$650	$655
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.413% 2023[3,5]	3,987	4,106
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.522% 2024[3,5]	3,471	3,626
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.553% 2024[3,5]	4,471	4,724
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.623% 2024[3,5]	3,863	4,101
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[3]	420	426
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[3]	1,216	1,244
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[3]	3,650	3,818
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[3]	710	730
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[3]	1,100	1,129
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[3]	3,995	4,131
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[3]	5,869	6,076
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[3]	2,846	2,963
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[3]	2,845	2,961
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[3]	2,717	2,833
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.417% 2026[3,5]	1,426	1,451
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[3]	160	160
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.477% 2026[3,5]	2,120	2,183
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.483% 2026[3,5]	118	118
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.584% 2026[3,5]	2,006	2,080
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[3]	4,129	4,345
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[3]	3,744	3,907
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[3]	376	387
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[3]	93	93
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[3,5]	10	11
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[3,4]	3,725	3,951
Freddie Mac Pool #G14740 5.50% 2024[3]	121	123
Freddie Mac Pool #781228 2.375% 2034[3,5]	402	406
Freddie Mac Pool #782818 2.375% 2034[3,5]	343	366
Freddie Mac Pool #A23893 5.50% 2034[3]	267	306
Freddie Mac Pool #1H2524 3.00% 2035[3,5]	723	773
Freddie Mac Pool #1L1292 2.505% 2036[3,5]	833	847
Freddie Mac Pool #1L1476 2.555% 2036[3,5]	263	266
Freddie Mac Pool #848365 2.647% 2036[3,5]	542	578
Freddie Mac Pool #848751 2.705% 2036[3,5]	186	199
Freddie Mac Pool #G02162 5.50% 2036[3]	160	187
Freddie Mac Pool #1B4386 2.849% 2039[3,5]	38	38
Freddie Mac Pool #1B8916 2.37% 2041[3,5]	380	382
Freddie Mac Pool #760014 3.076% 2045[3,5]	949	989
Freddie Mac Pool #Q52216 3.50% 2047[3]	4,000	4,260
Freddie Mac Pool #SI2002 4.00% 2048[3]	353	380
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[3]	59	60
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[3]	500	528
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[3]	7,015	7,549
Freddie Mac, Series K727, Class A2, Multi Family, 2.946% 2024[3]	1,600	1,714
Freddie Mac, Series K037, Class A2, Multi Family, 3.49% 2024[3]	2,000	2,161
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[3]	1,000	1,079
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[3]	750	820
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[3]	2,075	2,287
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[3]	30	32
Freddie Mac, Series K054, Class A2, Multi Family, 2.745% 2026[3]	400	435
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[3]	4,605	5,072
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[3,5]	10	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[3]	11,985	12,725
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[3,5]	11,971	12,689
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[3,5]	7,989	8,470
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[3,5]	22	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[3]	10,705	11,512
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[3]	17	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[3]	7,132	7,961

6	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[3]	$13,113	$14,156
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[3]	1,911	2,060
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MA, 3.50% 2058[3]	89	96
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[3]	2,061	2,189
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[3]	17,803	18,748
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[3]	1,030	1,091
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[3]	3,262	3,463
Government National Mortgage Assn. Pool #MA5653 5.00% 2048[3]	5,612	6,142
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[3]	119	131
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	4,106	4,508
Government National Mortgage Assn. Pool #MA5765 5.00% 2049[3]	1,255	1,376
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[3]	113	123
Government National Mortgage Assn. Pool #714621 5.46% 2059[3]	119	138
Government National Mortgage Assn. Pool #710077 4.70% 2061[3]	7	8
Government National Mortgage Assn. Pool #710074 4.72% 2061[3]	2	3
Government National Mortgage Assn. Pool #765151 4.785% 2061[3]	13	14
Government National Mortgage Assn. Pool #725876 4.797% 2061[3]	1	1
Government National Mortgage Assn. Pool #725879 4.832% 2061[3]	2	2
Government National Mortgage Assn. Pool #710085 5.007% 2061[3]	4	4
Government National Mortgage Assn. Pool #721648 5.05% 2061[3]	3	3
Government National Mortgage Assn. Pool #AG8060 4.466% 2063[3]	33	34
Government National Mortgage Assn. Pool #AC1008 4.498% 2063[3]	2	2
Government National Mortgage Assn. Pool #AC0975 4.527% 2063[3]	4	4
Government National Mortgage Assn. Pool #AG8041 4.614% 2063[3]	42	44
Government National Mortgage Assn. Pool #776094 4.95% 2063[3]	9	9
Government National Mortgage Assn. Pool #AG8149 0.754% 2064[3,5]	284	287
Government National Mortgage Assn. Pool #767680 4.30% 2064[3]	70	74
Government National Mortgage Assn. Pool #AG8081 4.418% 2064[3]	31	33
Government National Mortgage Assn. Pool #AG8069 4.416% 2064[3]	30	32
Government National Mortgage Assn. Pool #AG8070 4.464% 2064[3]	32	34
Government National Mortgage Assn. Pool #AG8082 4.463% 2064[3]	32	34
Government National Mortgage Assn. Pool #AC1026 4.499% 2064[3]	4	4
Government National Mortgage Assn. Pool #AG8076 4.828% 2064[3]	9	9
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[3]	65	68
Government National Mortgage Assn. Pool #AO0461 4.571% 2065[3]	84	91
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.81% 2062[3,5]	1,205	1,202
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.948% 2062[3,5]	18,694	18,675
Government National Mortgage Assn., Series 2014-H08, Class FT, (1-year CMT Weekly Rate + 0.60%) 0.71% 2064[3,5]	7,006	6,975
Uniform Mortgage-Backed Security 1.50% 2036[3,8]	207,169	209,185
Uniform Mortgage-Backed Security 2.00% 2036[3,8]	151,123	156,378
Uniform Mortgage-Backed Security 2.00% 2036[3,8]	18,050	18,604
Uniform Mortgage-Backed Security 2.00% 2036[3,8]	2,860	2,956
Uniform Mortgage-Backed Security 3.50% 2051[3,8]	748	793
Uniform Mortgage-Backed Security 4.50% 2051[3,8]	16,605	18,066
		683,916

Commercial mortgage-backed securities 2.47%
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class B, 3.732% 2046[3,5]	1,063	1,116
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A4, 4.371% 2046[3,5]	1,550	1,687
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class B, 5.095% 2046[3,5]	1,255	1,348
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622% 2047[3]	500	544
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A4, 4.023% 2047[3]	1,000	1,091
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[3]	5,412	5,804
Commercial Mortgage Trust, Series 2012-CR1, Class A3, 3.391% 2045[3]	1,957	1,993
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[3,4]	3,250	3,337
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[3,4]	500	519
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.07% 2046[3,4,5]	920	919
Commercial Mortgage Trust, Series 2013-CC10, Class B, 4.789% 2046[3,4,5]	2,750	2,935

Short-Term Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Commercial Mortgage Trust, Series 2014-CR20, Class A4, 3.59% 2047[3]	$1,800	$1,950
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[3]	760	814
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[3]	1,308	1,432
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.35% 2047[3]	225	238
Commercial Mortgage Trust, Series 2014-CR20, Class C, 4.512% 2047[3,5]	90	95
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[3,5]	1,250	1,366
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[3]	4,000	4,354
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[3,5]	500	556
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.336% 2044[3,4,5]	29,950	30,111
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, 2.006% 2065[3,4,5]	2,412	2,456
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.032% 2025[3,4,5]	1,934	1,940
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.347% 2044[3,4,5]	1,000	1,000
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.378% 2044[3,4,5]	9,987	10,008
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[3]	2,033	2,060
GS Mortgage Securities Trust, Series 2012-GC6, Class AS, 4.948% 2045[3,4]	913	935
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[3]	1,173	1,234
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[3,4]	4,000	4,141
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243% 2046[3]	2,544	2,748
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271% 2046[3]	890	971
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[3]	1,460	1,562
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.262% 2038[3,4,5]	4,500	4,518
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[3]	948	1,034
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[3]	3,500	3,693
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[3]	1,000	1,097
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class A3, 3.507% 2045[3]	7,308	7,513
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[3]	940	1,018
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.424% 2046[3,4,5]	1,000	1,015
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3,4]	605	606
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[3,4]	7,193	7,375
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[3]	3,000	3,142
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[3,5]	1,511	1,557
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A4, 4.039% 2046[3]	10,000	10,827
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.746% 2046[3,5]	3,750	4,001
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A4, 3.443% 2047[3]	784	821
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[3]	250	265
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[3,5]	6,985	7,473
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class B, 4.565% 2047[3,5]	900	974
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134% 2048[3]	11,390	11,861
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.249% 2048[3]	1,250	1,356
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB, 3.383% 2048[3]	932	987
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class ASB, 3.354% 2052[3]	1,500	1,637
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.75%) 2.25% 2021[3,4,5]	61,000	61,096
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649% 2046[3,4,5]	2,225	2,266
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class B, 3.875% 2046[3,4,5]	1,000	1,013
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918% 2045[3]	62	64
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[3]	5,160	5,486
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4, 3.548% 2050[3]	1,124	1,179
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[3]	2,000	2,167

8	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.902% 2044[3,4,5]	$17,085	$17,179
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.656% 2044[3,4,5]	1,000	1,018
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class A3, 2.87% 2045[3]	934	963
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class AS, 3.241% 2045[3]	313	320
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[3]	1,250	1,304
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[3,5]	3,250	3,385
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[3]	7,000	7,237
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class B, 3.841% 2046[3,5]	820	857
WF-RBS Commercial Mortgage Trust, Series 2014-C25, Class A5, 3.631% 2047[3]	581	637
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101% 2047[3]	1,580	1,729
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198% 2048[3]	1,723	1,804
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[3,5]	1,250	1,311
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[3]	1,500	1,603
		276,652

Total mortgage-backed obligations		1,762,235

Asset-backed obligations 10.13%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[3,4]	20,385	20,908
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[3,4]	7,225	7,555
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[3,4]	1,080	1,155
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[3,4]	12,965	14,054
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[3,4]	16,214	16,992
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[3,4]	3,280	3,451
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,4]	14,440	14,957
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[3,4]	13,197	13,218
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[3,4]	13,537	13,715
American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.35% 2024[3,4]	26,308	26,316
American Credit Acceptance Receivables Trust, Series 2021-1, Class B, 0.61% 2025[3,4]	1,441	1,444
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3, 3.07% 2022[3]	1,280	1,284
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class A2A, 1.10% 2023[3]	1,478	1,482
AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A3, 0.66% 2024[3]	4,444	4,467
Ballyrock Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.182% 2030[3,4,5]	20,775	20,775
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[3,4]	2,983	2,994
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[3]	5,138	5,169
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[3]	13,310	13,594
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[3]	2,485	2,604
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,4]	20,576	20,776
CLI Funding V LLC, Series 2019-1A, Class A, 3.71% 2044[3,4]	824	830
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[3,4]	4,469	4,538
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[3,4]	12,406	12,591
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[3,4,5]	4,216	4,263
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,4]	110	110
CPS Auto Receivables Trust, Series 2020-B, Class A, 1.15% 2023[3,4]	2,270	2,278
CPS Auto Receivables Trust, Series 2020-A, Class A, 2.09% 2023[3,4]	423	425
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,4]	1,339	1,345
CPS Auto Receivables Trust, Series 2021-A, Class A, 0.35% 2024[3,4]	4,609	4,609
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,4]	3,378	3,434
CPS Auto Receivables Trust, Series 2020-B, Class B, 2.11% 2026[3,4]	1,138	1,157
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[3,4]	586	611
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[3,4]	13,682	13,886
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[3,4]	23,529	24,078
Drive Auto Receivables Trust, Series 2020-1, Class A2, 1.99% 2022[3]	559	559
Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.49% 2023[3]	4,640	4,646
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[3]	638	641
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[3]	5,688	5,716
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[3]	5,955	6,008
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[3]	1,938	1,967
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[3]	4,085	4,222
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[3]	3,500	3,579
Drivetime Auto Owner Trust, Series 2019-3, Class A, 2.55% 2022[3,4]	46	46
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[3,4]	3,420	3,439
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,4]	5,107	5,137
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[3,4]	3,912	3,930
Drivetime Auto Owner Trust, Series 2019-4A, Class B, 2.36% 2024[3,4]	15,000	15,176
Drivetime Auto Owner Trust, Series 2018-3A, Class C, 3.79% 2024[3,4]	1,625	1,641

Short-Term Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drivetime Auto Owner Trust, Series 2021-1A, Class A, 0.35% 2025[3,4]	$23,092	$23,100
Drivetime Auto Owner Trust, Series 2021-1A, Class B, 0.62% 2025[3,4]	1,322	1,328
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,4]	575	586
Drivetime Auto Owner Trust, Series 2020-2A, Class B, 2.08% 2026[3,4]	2,959	3,020
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[3,4]	1,617	1,698
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.237% 2029[3,4,5]	19,011	19,011
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[3,4]	1,234	1,240
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,4]	200	201
Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.30% 2023[3]	8,307	8,309
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[3,4]	6,123	6,138
Exeter Automobile Receivables Trust, Series 2020-1A, Class A, 2.05% 2023[3,4]	357	358
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[3,4]	8,633	8,677
Exeter Automobile Receivables Trust, Series 2018-1A, Class C, 3.03% 2023[3,4]	353	354
Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.06% 2023[3,4]	4,363	4,377
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[3,4]	3,758	3,827
Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97% 2023[3,4]	4,619	4,667
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,4]	10,255	10,433
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[3,4]	2,345	2,446
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,4]	3,523	3,555
First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.45% 2026[3,4]	7,111	7,118
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[3,4]	24,020	24,090
Ford Credit Auto Owner Trust, Series 2020-A, Class A2, 1.03% 2022[3]	807	809
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[3,4]	23,375	23,512
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,4]	9,391	10,184
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[3,4]	17,506	18,323
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,4]	18,670	18,993
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[3,4]	696	697
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[3,4]	31,623	32,188
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[3,4]	25,419	25,860
GM Financial Automobile Leasing Trust, Series 2020-2, Class A2A, 0.71% 2022[3]	1,807	1,812
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[3]	7,454	7,485
GM Financial Automobile Leasing Trust, Series 2020-2, Class A3, 0.80% 2023[3]	4,544	4,577
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[3]	3,162	3,195
GM Financial Automobile Leasing Trust, Series 2019-4, Class B, 2.04% 2025[3]	4,331	4,472
GM Financial Automobile Leasing Trust, Series 2019-4, Class C, 2.24% 2025[3]	3,130	3,246
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[3,4]	3,558	3,570
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[3,4]	1,638	1,648
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-2A, Class A 3.65% 2022[3,4]	662	666
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[3,4]	1,677	1,688
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[3,4]	8,192	8,231
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[3,4]	10,585	10,649
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[3,4]	937	943
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[3,4]	9,087	9,140
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[3,4]	4,022	4,044
Invitation Homes Trust, Series 2017-SFR2, Class A, (1-month USD-LIBOR + 0.85%) 0.963% 2036[3,4,5]	2,692	2,704
Invitation Homes Trust, Series 2018-SFR1, Class A, (1-month USD-LIBOR + 0.70%) 0.813% 2037[3,4,5]	859	862
Invitation Homes Trust, Series 2018-SFR3, Class A, (1-month USD-LIBOR + 1.00%) 1.112% 2037[3,4,5]	2,729	2,746
Madison Park Funding Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.444% 2030[3,4,5]	31,785	31,785
Marathon CLO Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.581% 2029[3,4,5]	33,370	33,370
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,4]	8,505	8,516
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.16% 2030[3,4,5]	10,145	10,145

10	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,4]	$6,850	$6,907
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,4,5]	16,859	17,054
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.194% 2027[3,4,5]	10,322	10,329
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.274% 2027[3,4,5]	16,647	16,660
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.188% 2028[3,4,5]	44,986	45,064
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.125% 2029[3,4,5]	9,339	9,339
Palmer Square Ltd., Series 2015-1A, Class A1R3, (3-month USD-LIBOR + 1.00%) 1.245% 2029[3,4,5]	21,211	21,211
Palmer Square Ltd., Series 2015-1A, Class A2R3, (3-month USD-LIBOR + 1.40%) 1.645% 2029[3,4,5]	18,504	18,504
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687% 2036[3,4]	471	484
Santander Consumer Auto Receivables Trust, Series 2020-A, Class A, 1.37% 2024[3,4]	17,439	17,604
Santander Drive Auto Receivables Trust, Series 2019-3, Class A3, 2.16% 2022[3]	660	661
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2B, 1.657% 2023[3,5]	4,575	4,586
Santander Drive Auto Receivables Trust, Series 2020-1, Class A2A, 2.07% 2023[3]	8,798	8,827
Santander Drive Auto Receivables Trust, Series 2019-3, Class B, 2.28% 2023[3]	8,501	8,544
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[3]	3,333	3,373
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49% 2025[3]	5,826	5,939
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.613% 2053[3,4,5]	8,905	8,930
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.843% 2053[3,4,5]	2,377	2,393
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,4]	5,511	5,497
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 1.168% 2035[3,4,5]	633	633
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[3,4]	1,739	1,762
Sound Point CLO Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.168% 2030[3,4,5]	16,090	16,090
Sound Point CLO Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.255% 2030[3,4,5]	16,955	16,955
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 1.271% 2025[3,4,5]	4,813	4,817
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[3,4]	4,557	4,638
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96% 2044[3,4]	3,811	3,838
Textainer Marine Containers Ltd., Series 2020-2A, Class A, 2.10% 2045[3,4]	7,198	7,309
Textainer Marine Containers Ltd., Series 2021-1A, Class A, 1.68% 2046[3,4]	7,158	7,131
Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.00% 2058[3,4,5]	3,584	3,761
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[3,4]	10,000	10,620
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[3]	355	355
Triton Container Finance LLC, Series 2020-1A, Class A, 2.11% 2045[3,4]	23,391	23,740
Verizon Owner Trust, Series 2018-A, Class A1B, (1-month USD-LIBOR + 0.26%) 0.371% 2022[3,4,5]	3,423	3,424
Verizon Owner Trust, Series 2019-C, Class A1A, 1.94% 2024[3]	4,050	4,126
Volkswagen Auto Lease Trust, Series 2019-A, Class A3, 1.99% 2022[3]	8,666	8,782
Volkswagen Auto Lease Trust, Series 2019-A, Class A2A, 2.00% 2022[3]	5,456	5,483
Westlake Automobile Receivables Trust, Series 2019-2A, Class A2, 2.57% 2023[3,4]	4,976	4,994
Westlake Automobile Receivables Trust, Series 2020-2, Class A2A, 0.93% 2024[3,4]	19,233	19,299
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[3,4]	5,210	5,270
Westlake Automobile Receivables Trust, Series 2020-2, Class B, 1.32% 2025[3,4]	4,345	4,399
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[3,4]	2,110	2,163
World OMNI Select Auto Trust, Series 2019-A, Class A2A, 2.06% 2023[3]	3,683	3,702
		1,133,562

Corporate bonds, notes & loans 8.71%
Financials 3.99%
ACE INA Holdings Inc. 2.875% 2022	1,275	1,324
ACE INA Holdings Inc. 3.35% 2026	1,275	1,410
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[9]	11,225	11,220
Bank of Nova Scotia 1.05% 2026	12,000	11,909
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 0.93% 2022[4,5]	5,000	5,034
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 1.578% 2021[5]	10,395	10,403
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 1.325% 2022[5]	1,855	1,858
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[9]	4,075	4,046

Short-Term Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Groupe BPCE SA 1.00% 2026[4]	$11,000	$10,898
Guardian Life Global Funding 0.875% 2025[4]	8,000	7,917
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[9]	20,000	22,434
Intercontinental Exchange, Inc. 0.70% 2023	11,150	11,212
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[9]	12,300	12,278
Metropolitan Life Global Funding I 3.375% 2022[4]	5,200	5,341
Metropolitan Life Global Funding I 0.40% 2024[4]	13,575	13,546
Metropolitan Life Global Funding I 3.60% 2024[4]	7,007	7,619
Metropolitan Life Global Funding I 0.95% 2025[4]	905	902
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[9]	31,840	31,865
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[9]	10,000	9,888
National Securities Clearing Corp. 0.40% 2023[4]	40,000	40,121
New York Life Global Funding 1.70% 2021[4]	5,000	5,041
New York Life Global Funding 2.25% 2022[4]	2,760	2,838
New York Life Global Funding 0.95% 2025[4]	17,680	17,639
New York Life Global Funding 0.85% 2026[4]	10,000	9,906
Northwestern Mutual Global Funding 0.80% 2026[4]	16,215	16,048
Rabobank Nederland 2.75% 2022	4,100	4,189
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 0.935% 2022[5]	10,295	10,361
Royal Bank of Canada 0.425% 2024	18,632	18,590
Royal Bank of Canada 0.875% 2026	9,000	8,909
Skandinaviska Enskilda Banken AB 2.20% 2022[4]	30,000	30,972
Sumitomo Mitsui Financial Group, Inc. 3.936% 2023	14,846	16,189
Swedbank AB 2.80% 2022[4]	6,800	6,970
Toronto-Dominion Bank 0.25% 2023	18,180	18,170
Toronto-Dominion Bank 0.45% 2023	8,080	8,099
Toronto-Dominion Bank 0.75% 2023	14,417	14,560
Toronto-Dominion Bank 0.75% 2025	8,950	8,836
Toronto-Dominion Bank 1.15% 2025	7,208	7,251
UBS AG 1.75% 2022[4]	21,000	21,338
		447,131

Consumer discretionary 1.12%
Amazon.com, Inc. 0.40% 2023	11,514	11,549
Amazon.com, Inc. 0.80% 2025	8,635	8,631
American Honda Finance Corp. 0.869% 2023	13,250	13,324
American Honda Finance Corp. 0.875% 2023	1,000	1,011
American Honda Finance Corp. 0.55% 2024	12,250	12,220
American Honda Finance Corp. 1.20% 2025	764	770
Bayerische Motoren Werke AG 2.95% 2022[4]	3,000	3,089
Bayerische Motoren Werke AG 3.45% 2023[4]	13,235	14,035
Toyota Motor Credit Corp. 0.50% 2023	1,500	1,505
Toyota Motor Credit Corp. 1.35% 2023	8,621	8,832
Toyota Motor Credit Corp. 2.90% 2023	4,000	4,213
Toyota Motor Credit Corp. 0.45% 2024	35,730	35,749
Toyota Motor Credit Corp. 0.80% 2026	10,695	10,596
		125,524

Information technology 1.04%
Apple Inc. 0.75% 2023	28,033	28,299
Apple Inc. 0.55% 2025	26,489	26,156
Apple Inc. 1.125% 2025	4,352	4,401
Apple Inc. 0.70% 2026	26,135	25,834
Intuit Inc. 0.95% 2025	3,955	3,968
Microsoft Corp. 2.875% 2024	20,974	22,451
Oracle Corp. 2.50% 2022	5,000	5,116
		116,225

Consumer staples 0.96%
7-Eleven, Inc. (3-month USD-LIBOR + 0.45%) 0.662% 2022[4,5]	25,000	25,031
7-Eleven, Inc. 0.625% 2023[4]	10,695	10,716
Nestlé Holdings, Inc. 3.10% 2021[4]	30,000	30,419
Nestlé Holdings, Inc. 0.625% 2026[4]	8,000	7,881
Philip Morris International Inc. 2.50% 2022	1,250	1,293

12	Short-Term Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Philip Morris International Inc. 2.875% 2024	$4,000	$4,268
Procter & Gamble Company 1.70% 2021	8,820	8,915
Procter & Gamble Company 0.55% 2025	18,590	18,376
		106,899

Health care 0.47%
AstraZeneca PLC (3-month USD-LIBOR + 0.665%) 0.857% 2023[5]	11,772	11,892
AstraZeneca PLC 0.70% 2026	1,112	1,082
Bristol-Myers Squibb Company 2.90% 2024	9,005	9,713
Novartis Capital Corp. 1.75% 2025	10,420	10,781
Novartis Capital Corp. 2.00% 2027	3,656	3,821
Pfizer Inc. 3.00% 2021	14,690	14,904
		52,193

Energy 0.36%
Chevron USA Inc. 0.426% 2023	1,100	1,102
Chevron USA Inc. 0.687% 2025	390	386
Exxon Mobil Corp. 1.571% 2023	20,000	20,507
Exxon Mobil Corp. 2.019% 2024	5,125	5,366
Saudi Arabian Oil Co. 1.25% 2023[4]	640	645
Saudi Arabian Oil Co. 1.625% 2025[4]	2,690	2,722
Shell International Finance BV 0.375% 2023	10,000	10,004
		40,732

Communication services 0.30%
Alphabet Inc. 0.45% 2025	3,470	3,423
Alphabet Inc. 0.80% 2027	3,315	3,225
Comcast Corp. 3.10% 2025	10,292	11,146
Tencent Holdings Ltd. 1.81% 2026[4]	12,000	12,100
Tencent Holdings Ltd. 1.81% 2026	4,000	4,033
		33,927

Utilities 0.21%
Duke Energy Progress, LLC 3.375% 2023	11,846	12,683
Public Service Enterprise Group Inc. 1.90% 2021	4,735	4,738
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.502% 2021[5]	5,575	5,580
		23,001

Industrials 0.16%
General Dynamics Corp. 3.00% 2021	8,555	8,601
Honeywell International Inc. 0.483% 2022	9,200	9,212
		17,813

Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,815	6,973

Real estate 0.04%
Public Storage 2.37% 2022	2,770	2,853
Public Storage 0.875% 2026	1,420	1,405
		4,258

Total corporate bonds, notes & loans		974,676

Bonds & notes of governments & government agencies outside the U.S. 3.37%
Denmark (Kingdom of) 0.125% 2022[4]	10,480	10,468
Denmark (Kingdom of) 0.125% 2022	7,850	7,841
European Bank for Reconstruction & Development 0.50% 2025	13,500	13,444
European Investment Bank 1.375% 2021	13,333	13,425
European Investment Bank 1.625% 2021	12,000	12,055
European Investment Bank 2.00% 2021	10,000	10,007
European Investment Bank 2.00% 2022	9,000	9,293
European Investment Bank 2.25% 2022	11,265	11,509
European Investment Bank 2.25% 2022	6,000	6,181
European Investment Bank 0.25% 2023	3,000	2,996
European Investment Bank 2.25% 2024	5,000	5,303

Short-Term Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
European Investment Bank 0.375% 2025	$8,000	$7,847
European Investment Bank 0.625% 2025	3,000	2,987
European Investment Bank 0.625% 2027	689	669
European Stability Mechanism 2.125% 2022[4]	28,324	29,243
European Stability Mechanism 0.375% 2025[4]	7,594	7,438
Inter-American Development Bank 1.875% 2021	10,000	10,007
Inter-American Development Bank 1.75% 2022	15,000	15,364
Inter-American Development Bank 2.125% 2022	10,000	10,170
Inter-American Development Bank 0.625% 2025	13,000	12,936
International Bank for Reconstruction and Development 1.375% 2021	12,000	12,031
International Bank for Reconstruction and Development 1.375% 2021	10,000	10,065
International Bank for Reconstruction and Development 2.75% 2021	25,000	25,256
International Bank for Reconstruction and Development 1.625% 2022	5,000	5,068
International Bank for Reconstruction and Development 0.625% 2025	3,000	3,002
International Development Association 2.75% 2023[4]	15,000	15,806
International Development Association 0.375% 2025[4]	11,250	11,044
KfW 1.50% 2021	9,000	9,035
KfW 2.625% 2021	15,000	15,041
KfW 0.375% 2025	8,054	7,938
Kommunalbanken 0.375% 2025[4]	4,932	4,839
Kommuninvest i Sverige Aktiebolag 0.25% 2023[4]	18,327	18,287
Oesterreichische Kontrollbank AG 2.375% 2021	2,000	2,025
Oesterreichische Kontrollbank AG 0.375% 2025	9,375	9,193
Quebec (Province of) 0.60% 2025	7,415	7,360
United Kingdom 2.50% 2021[4]	22,400	22,404
		377,577

Federal agency bonds & notes 1.02%
Fannie Mae 2.00% 2022	14,415	14,651
Fannie Mae 0.25% 2023	22,338	22,380
Fannie Mae 0.25% 2023[1]	15,000	15,000
Fannie Mae 0.25% 2023	2,500	2,505
Fannie Mae 0.625% 2025	12,100	12,118
Fannie Mae 0.875% 2030	14,375	13,637
Freddie Mac 0.25% 2023	14,244	14,271
Freddie Mac 0.25% 2023	6,250	6,254
Freddie Mac 0.375% 2025	4,941	4,919
U.S. Agency for International Development, Ukraine 1.471% 2021	8,820	8,902
		114,637

Municipals 0.20%
California 0.07%
City of South Pasadena, Water Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2021	405	414
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	7,610
		8,024

Florida 0.13%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	13,725	13,937

Ohio 0.00%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	50	50
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	95	96
		146

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	140	143

Total municipals		22,250

Total bonds, notes & other debt instruments (cost: $10,727,159,000)		10,810,570

14	Short-Term Bond Fund of America

Short-term securities 10.04%	Shares	Value (000)
Money market investments 10.04%
Capital Group Central Cash Fund 0.09%[10,11]	11,231,943	$1,123,306

Total short-term securities (cost: $1,123,175,000)		1,123,306
Total investment securities 106.63% (cost: $11,850,334,000)		11,933,876
Other assets less liabilities (6.63)%		(741,626)

Net assets 100.00%		$11,192,250

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 2/28/2021[13] (000)	Unrealized appreciation (depreciation) at 2/28/2021 (000)
90 Day Euro Dollar Futures	Short	2,378	September 2022	$(594,500)	$(592,568)	$660
90 Day Euro Dollar Futures	Long	3,000	December 2022	750,000	746,662	85
2 Year U.S. Treasury Note Futures	Long	4,179	July 2021	835,800	922,580	(466)
5 Year U.S. Treasury Note Futures	Short	3,530	July 2021	(353,000)	(437,610)	2,372
10 Year U.S. Treasury Note Futures	Short	740	June 2021	(74,000)	(98,212)	283
10 Year Ultra U.S. Treasury Note Futures	Short	6,690	June 2021	(669,000)	(985,730)	9,406
20 Year U.S. Treasury Bond Futures	Long	328	June 2021	32,800	52,224	(494)
30 Year Ultra U.S. Treasury Bond Futures	Long	1,608	June 2021	160,800	304,013	(962)
						$10,884

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2021 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 2/28/2021 (000)
0.10865%	U.S. EFFR	3/29/2022	$30,000	$6	$—	$6
U.S. EFFR	0.34565%	3/27/2024	30,000	87	—	87
U.S. EFFR	0.062%	8/3/2025	155,013	3,495	—	3,495
0.278%	U.S. EFFR	10/1/2027	3,500	(152)	—	(152)
					$—	$3,436

Investments in affiliates11

	Value of affiliate at 9/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)		Net unrealized depreciation (000)		Value of affiliate at 2/28/2021 (000)	Dividend income (000)
Short-term securities 10.04%
Money market investments 10.04%
Capital Group Central Cash Fund[10]	$1,002,390	$2,679,863	$2,558,947	$—	[14]	$ —	[14]	$1,123,306	$664

Short-Term Bond Fund of America	15

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $17,009,000, which represented .15% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,377,643,000, which represented 21.24% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $4,926,000, which represented .04% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	Rate represents the seven-day yield at 2/28/2021.
[11]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
[14]	Amount less than one thousand.

Key to abbreviations and symbol

Agcy. = Agency

CLO = Collateralized Loan Obligations

CMT = Constant Maturity Treasury

Dev. = Development

EFFR = Effective Federal Funds Rate

Fin. = Finance

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

16	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities at February 28, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,727,159)	$10,810,570
Affiliated issuers (cost: $1,123,175)	1,123,306	$11,933,876
Cash		2,044
Receivables for:
Sales of investments	602,208
Sales of fund’s shares	48,805
Dividends and interest	19,684
Variation margin on futures contracts	6,419
Variation margin on swap contracts	13	677,129
		12,613,049
Liabilities:
Payables for:
Purchases of investments	1,392,919
Repurchases of fund’s shares	19,079
Dividends on fund’s shares	113
Investment advisory services	2,222
Services provided by related parties	1,564
Trustees’ deferred compensation	79
Variation margin on futures contracts	4,681
Variation margin on swap contracts	68
Other	74	1,420,799
Net assets at February 28, 2021		$11,192,250

Net assets consist of:
Capital paid in on shares of beneficial interest		$11,130,738
Total distributable earnings		61,512
Net assets at February 28, 2021		$11,192,250

See notes to financial statements.

Short-Term Bond Fund of America	17

Financial statements (continued)

Statement of assets and liabilities at February 28, 2021 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,111,505 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$4,931,187	489,602	$10.07
Class C	84,896	8,546	9.93
Class T	10	1	10.07
Class F-1	128,568	12,766	10.07
Class F-2	1,029,287	102,192	10.07
Class F-3	693,703	68,862	10.07
Class 529-A	564,989	56,097	10.07
Class 529-C	15,937	1,610	9.90
Class 529-E	20,700	2,057	10.06
Class 529-T	11	1	10.07
Class 529-F-1	10	1	10.07
Class 529-F-2	131,027	13,006	10.07
Class 529-F-3	10	1	10.07
Class R-1	2,473	249	9.93
Class R-2	51,892	5,231	9.92
Class R-2E	1,502	149	10.06
Class R-3	65,238	6,486	10.06
Class R-4	43,413	4,310	10.07
Class R-5E	3,307	328	10.07
Class R-5	16,135	1,602	10.07
Class R-6	3,407,955	338,408	10.07

See notes to financial statements.

18	Short-Term Bond Fund of America

Financial statements (continued)

Statement of operations for the six months ended February 28, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Interest	$59,940
Dividends from affiliated issuers	664		$60,604
Fees and expenses*:
Investment advisory services	13,838
Distribution services	8,856
Transfer agent services	2,700
Administrative services	1,587
Reports to shareholders	130
Registration statement and prospectus	514
Trustees’ compensation	30
Auditing and legal	42
Custodian	13
Other	223
Total fees and expenses before waivers/reimbursements	27,933
Less waivers/reimbursements of fees and expenses:
Investment advisory services waiver	13
Transfer agent services waiver	25
Transfer agent services reimbursements	—	†
Total fees and expenses after waivers/reimbursements			27,895
Net investment income			32,709

Net realized gain and unrealized depreciation:
Net realized gain on:
Investments in unaffiliated issuers	45,721
Futures contracts	4,130
Swap contracts	317		50,168
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(82,805)
Futures contracts	11,309
Swap contracts	3,282		(68,214)
Net realized gain and unrealized depreciation			(18,046)

Net increase in net assets resulting from operations			$14,663

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

Short-Term Bond Fund of America	19

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended February 28, 2021*	Year ended August 31, 2020
Operations:
Net investment income	$32,709	$112,538
Net realized gain	50,168	87,196
Net unrealized (depreciation) appreciation	(68,214)	113,542
Net increase in net assets resulting from operations	14,663	313,276

Distributions paid or accrued to shareholders	(138,680)	(127,284)

Net capital share transactions	1,418,410	2,678,475

Total increase in net assets	1,294,393	2,864,467

Net assets:
Beginning of period	9,897,857	7,033,390
End of period	$11,192,250	$9,897,857

*	Unaudited.

See notes to financial statements.

20	Short-Term Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class C, T, 529-C and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

Short-Term Bond Fund of America	21

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

22	Short-Term Bond Fund of America

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$6,425,633	$—	$6,425,633
Mortgage-backed obligations	—	1,762,235	—	1,762,235
Asset-backed obligations	—	1,133,562	—	1,133,562
Corporate bonds, notes & loans	—	974,676	—	974,676
Bonds & notes of governments & government agencies outside the U.S.	—	377,577	—	377,577
Federal agency bonds & notes	—	114,637	—	114,637
Municipals	—	22,250	—	22,250
Short-term securities	1,123,306	—	—	1,123,306
Total	$1,123,306	$10,810,570	$—	$11,933,876

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,806	$—	$—	$12,806
Unrealized appreciation on interest rate swaps	—	3,588	—	3,588
Liabilities:
Unrealized depreciation on futures contracts	(1,922)	—	—	(1,922)
Unrealized depreciation on interest rate swaps	—	(152)	—	(152)
Total	$10,884	$3,436	$—	$14,320

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Short-Term Bond Fund of America	23

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

A bond’s effective maturity is the market’s trading assessment of its maturity. A portfolio’s dollar-weighted average effective maturity is the weighted average of all effective maturities in the portfolio, where more weight is given to larger holdings. Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

24	Short-Term Bond Fund of America

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Short-Term Bond Fund of America	25

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,502,963,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $2,094,131,000.

26	Short-Term Bond Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$12,806	Unrealized depreciation*	$1,922
Swap	Interest	Unrealized appreciation*	3,588	Unrealized depreciation*	152
			$16,394		$2,074

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$4,130	Net unrealized appreciation on futures contracts	$11,309
Swap	Interest	Net realized gain on swap contracts	317	Net unrealized appreciation on swap contracts	3,282
			$4,447		$14,591

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$91,760
Undistributed long-term capital gains	13,890

Short-Term Bond Fund of America	27

As of February 28, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$114,477
Gross unrealized depreciation on investments	(16,905)
Net unrealized appreciation on investments	97,572
Cost of investments	11,850,624

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended February 28, 2021						Year ended August 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$51,881		$6,224		$58,105		$52,226		$1,153		$53,379
Class C	723		110		833		520		21		541
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	1,494		179		1,673		1,505		32		1,537
Class F-2	11,676		1,253		12,929		9,336		152		9,488
Class F-3	8,097		841		8,938		7,083		119		7,202
Class 529-A	6,151		732		6,883		6,870		155		7,025
Class 529-C	141		21		162		283		13		296
Class 529-E	200		26		226		231		6		237
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	212		—	*	212		1,866		36		1,902
Class 529-F-2†	1,345		168		1,513
Class 529-F-3†	—	*	—	*	—	*
Class R-1	24		4		28		20		1		21
Class R-2	463		71		534		333		15		348
Class R-2E	10		1		11		10		—	*	10
Class R-3	617		84		701		667		19		686
Class R-4	487		57		544		567		13		580
Class R-5E	37		4		41		40		1		41
Class R-5	177		18		195		204		4		208
Class R-6	40,950		4,202		45,152		43,028		755		43,783
Total	$124,685		$13,995		$138,680		$124,789		$2,495		$127,284

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.240% on such assets in excess of $6.5 billion. During the six months ended February 28, 2021, CRMC voluntarily reduced the investment advisory services fee to a proposed annualized rate of 0.230% on such assets in excess of $10.5 billion. For the six months ended February 28, 2021, total investment advisory services fees waived by CRMC were $13,000. CRMC does not intend to recoup this waiver. As a result, the fee shown on the statement of operations of $13,838,000, which was equivalent to an annualized rate of 0.262% of average daily net assets, was reduced to $13,825,000, which was equivalent to an annualized rate of 0.261% of average daily net assets.

28	Short-Term Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2021, unreimbursed expenses subject to reimbursement totaled $3,159,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2021, AFS voluntarily waived transfer agent services fees of $25,000 for Class F-3 shares and CRMC reimbursed transfer agent services fees of less than $1,000 total for Class 529-F-3 and R-2E shares. Neither AFS nor CRMC intend to recoup the waiver or reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Short-Term Bond Fund of America	29

For the six months ended February 28, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$7,061		$1,671		$706		Not applicable
Class C	415		30		13		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	168		80		20		Not applicable
Class F-2	Not applicable		468		141		Not applicable
Class F-3	Not applicable		40		93		Not applicable
Class 529-A	656		188		84		$169
Class 529-C	77		6		2		5
Class 529-E	49		3		3		6
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	12		6		13
Class 529-F-2†	Not applicable		28		13		26
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	13		2		—	*	Not applicable
Class R-2	196		90		8		Not applicable
Class R-2E	4		1		—	*	Not applicable
Class R-3	161		51		10		Not applicable
Class R-4	56		20		7		Not applicable
Class R-5E	Not applicable		2		1		Not applicable
Class R-5	Not applicable		4		2		Not applicable
Class R-6	Not applicable		4		478		Not applicable
Total class-specific expenses	$8,856		$2,700		$1,587		$219

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $30,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net increase of $9,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase securities from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2021, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2021.

30	Short-Term Bond Fund of America

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2021

Class A	$1,422,166	140,206	$57,658		5,708		$(949,516)	(93,648)	$530,308	52,266
Class C	35,252	3,521	832		83		(29,182)	(2,916)	6,902	688
Class T	—	—	—		—		—	—	—	—
Class F-1	28,012	2,759	1,654		164		(29,919)	(2,956)	(253)	(33)
Class F-2	397,699	39,219	12,160		1,204		(214,122)	(21,129)	195,737	19,294
Class F-3	260,714	25,678	8,687		860		(106,580)	(10,499)	162,821	16,039
Class 529-A	92,918	9,163	6,877		681		(83,741)	(8,260)	16,054	1,584
Class 529-C	5,250	526	161		16		(5,423)	(543)	(12)	(1)
Class 529-E	3,951	390	226		22		(2,705)	(267)	1,472	145
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	9,874	970	108		10		(131,993)	(12,978)	(122,011)	(11,998)
Class 529-F-2[3]	143,813	14,146	1,511		150		(13,077)	(1,290)	132,247	13,006
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	883	88	27		3		(1,349)	(135)	(439)	(44)
Class R-2	13,813	1,379	532		53		(13,070)	(1,307)	1,275	125
Class R-2E	499	50	11		1		(179)	(18)	331	33
Class R-3	16,723	1,652	698		69		(15,280)	(1,509)	2,141	212
Class R-4	10,142	999	543		54		(11,028)	(1,088)	(343)	(35)
Class R-5E	719	70	41		4		(387)	(38)	373	36
Class R-5	4,668	461	195		19		(1,922)	(189)	2,941	291
Class R-6	551,861	54,427	44,698		4,424		(107,703)	(10,635)	488,856	48,216
Total net increase (decrease)	$2,998,967	295,705	$136,619		13,525		$(1,717,176)	(169,405)	$1,418,410	139,825

Year ended August 31, 2020

Class A	$2,328,133	230,964	$52,761		5,246		$(1,316,935)	(130,927)	$1,063,959	105,283
Class C	73,502	7,379	533		54		(58,694)	(5,890)	15,341	1,543
Class T	—	—	—		—		—	—	—	—
Class F-1	69,246	6,863	1,511		150		(35,640)	(3,535)	35,117	3,478
Class F-2	812,529	80,465	8,895		883		(437,998)	(43,508)	383,426	37,840
Class F-3	387,620	38,450	6,860		682		(180,201)	(17,891)	214,279	21,241
Class 529-A	233,953	23,210	6,997		696		(139,729)	(13,894)	101,221	10,012
Class 529-C	20,231	2,045	294		30		(42,713)	(4,286)	(22,188)	(2,211)
Class 529-E	6,672	664	235		23		(6,570)	(655)	337	32
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	48,025	4,777	1,894		188		(32,683)	(3,250)	17,236	1,715
Class R-1	2,108	212	21		2		(1,564)	(157)	565	57
Class R-2	24,446	2,459	343		35		(19,171)	(1,937)	5,618	557
Class R-2E	629	63	10		1		(349)	(35)	290	29
Class R-3	32,656	3,249	676		67		(26,479)	(2,639)	6,853	677
Class R-4	23,129	2,297	574		57		(17,292)	(1,721)	6,411	633
Class R-5E	2,219	221	40		4		(1,183)	(118)	1,076	107
Class R-5	5,532	548	206		21		(3,765)	(375)	1,973	194
Class R-6	994,092	98,604	43,708		4,345		(190,839)	(19,028)	846,961	83,921
Total net increase (decrease)	$5,064,722	502,470	$125,558		12,484		$(2,511,805)	(249,846)	$2,678,475	265,108

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Short-Term Bond Fund of America	31

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $6,265,237,000 and $6,290,921,000, respectively, during the six months ended February 28, 2021.

10. Ownership concentration

At February 28, 2021, the fund had one shareholder, American Funds Portfolio Series — Preservation Portfolio, with aggregate ownership of 11% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds Portfolio Series — Preservation Portfolio.

32	Short-Term Bond Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2021[5,6]	$10.19	$.02	$(.01)	$.01	$(.03)	$(.10)		$(.13)	$10.07	.04%[7]		$4,931		.68%[8]		.68%[8]		.47%[8]
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82		4,456		.70		.70		1.26
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.36		3,306		.70		.70		1.81
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)		2,960		.69		.69		1.49
8/31/2017	9.98	.09	— [9]	.09	(.10)	—	[9]	(.10)	9.97	.98		3,102		.64		.64		.93
8/31/2016	9.97	.07	.04	.11	(.08)	(.02)		(.10)	9.98	1.07		3,133		.62		.62		.67
Class C:
2/28/2021[5,6]	10.06	(.01)	(.02)	(.03)	— [9]	(.10)		(.10)	9.93	(.30)[7]		85		1.37	[8]	1.37	[8]	(.22)[8]
8/31/2020	9.84	.05	.25	.30	(.08)	—	[9]	(.08)	10.06	3.05		79		1.39		1.39		.55
8/31/2019	9.69	.11	.15	.26	(.11)	—		(.11)	9.84	2.66		62		1.42		1.42		1.09
8/31/2018	9.86	.07	(.16)	(.09)	(.08)	—		(.08)	9.69	(.96)		55		1.44		1.44		.73
8/31/2017	9.87	.01	.01	.02	(.03)	—	[9]	(.03)	9.86	.22		68		1.45		1.45		.11
8/31/2016	9.88	(.02)	.04	.02	(.01)	(.02)		(.03)	9.87	.22		95		1.45		1.45		(.17)
Class T:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)		(.14)	10.07	.18	[7,10]	—	[11]	.37	[8,10]	.37	[8,10]	.77	[8,10]
8/31/2020	9.96	.16	.24	.40	(.17)	—	[9]	(.17)	10.19	4.13	[10]	—	[11]	.39	[10]	.39	[10]	1.60	[10]
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.65	[10]	—	[11]	.41	[10]	.41	[10]	2.10	[10]
8/31/2018	9.98	.17	(.17)	— [9]	(.17)	—		(.17)	9.81	.04	[10]	—	[11]	.43	[10]	.43	[10]	1.74	[10]
8/31/2017[5,12]	9.95	.05	.04	.09	(.06)	—		(.06)	9.98	.87	[7,10]	—	[11]	.18	[7,10]	.18	[7,10]	.48	[7,10]
Class F-1:
2/28/2021[5,6]	10.19	.02	(.01)	.01	(.03)	(.10)		(.13)	10.07	.04	[7]	129		.67	[8]	.67	[8]	.48	[8]
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82		131		.69		.69		1.26
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33		93		.73		.73		1.78
8/31/2018	9.97	.14	(.16)	(.02)	(.14)	—		(.14)	9.81	(.16)		89		.73		.73		1.41
8/31/2017	9.98	.08	.01	.09	(.10)	—	[9]	(.10)	9.97	.89		136		.73		.73		.83
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	.96		143		.72		.72		.56
Class F-2:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)		(.14)	10.07	.17	[7]	1,029		.41	[8]	.41	[8]	.74	[8]
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.11		845		.41		.41		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.62		449		.44		.44		2.07
8/31/2018	9.97	.17	(.16)	.01	(.17)	—		(.17)	9.81	.12		301		.45		.45		1.73
8/31/2017	9.98	.11	— [9]	.11	(.12)	—	[9]	(.12)	9.97	1.16		305		.47		.47		1.09
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)		(.11)	9.98	1.23		396		.46		.46		.85
Class F-3:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)		(.14)	10.07	.22	[7]	694		.32	[8]	.31	[8]	.83	[8]
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.21		538		.34		.32		1.62
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.72		314		.36		.35		2.16
8/31/2018	9.98	.18	(.17)	.01	(.18)	—		(.18)	9.81	.10		269		.37		.37		1.82
8/31/2017[5,13]	9.94	.08	.05	.13	(.09)	—		(.09)	9.98	1.30	[7]	211		.35	[8]	.35	[8]	1.33	[8]
Class 529-A:
2/28/2021[5,6]	10.19	.02	(.01)	.01	(.03)	(.10)		(.13)	10.07	.04	[7]	565		.67	[8]	.67	[8]	.48	[8]
8/31/2020	9.96	.13	.24	.37	(.14)	—	[9]	(.14)	10.19	3.82		556		.69		.69		1.27
8/31/2019	9.81	.18	.14	.32	(.17)	—		(.17)	9.96	3.33		443		.73		.73		1.78
8/31/2018	9.97	.15	(.17)	(.02)	(.14)	—		(.14)	9.81	(.15)		377		.72		.72		1.48
8/31/2017	9.98	.09	— [9]	.09	(.10)	—	[9]	(.10)	9.97	.95		321		.67		.67		.90
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	1.03		302		.66		.66		.63

See end of table for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2021[5,6]	$10.03	$(.01)	$(.02)	$(.03)	$— [9]	$(.10)	$(.10)	$9.90	(.30)%[7]		$16		1.40%[8]		1.40%[8]		(.24)%[8]
8/31/2020	9.81	.06	.23	.29	(.07)	— [9]	(.07)	10.03	3.03		16		1.44		1.44		.59
8/31/2019	9.66	.10	.15	.25	(.10)	—	(.10)	9.81	2.64		37		1.46		1.46		1.05
8/31/2018	9.83	.06	(.16)	(.10)	(.07)	—	(.07)	9.66	(1.00)		37		1.47		1.47		.65
8/31/2017	9.84	.01	.01	.02	(.03)	— [9]	(.03)	9.83	.20		65		1.49		1.49		.08
8/31/2016	9.86	(.03)	.04	.01	(.01)	(.02)	(.03)	9.84	.11		68		1.51		1.51		(.23)
Class 529-E:
2/28/2021[5,6]	10.18	.01	(.01)	— [9]	(.02)	(.10)	(.12)	10.06	(.06)[7]		21		.89	[8]	.89	[8]	.26	[8]
8/31/2020	9.95	.11	.24	.35	(.12)	— [9]	(.12)	10.18	3.61		20		.91		.91		1.08
8/31/2019	9.80	.15	.15	.30	(.15)	—	(.15)	9.95	3.11		19		.94		.94		1.57
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—	(.12)	9.80	(.39)		17		.96		.96		1.23
8/31/2017	9.97	.06	— [9]	.06	(.07)	— [9]	(.07)	9.96	.66		17		.97		.97		.60
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)	(.06)	9.97	.71		17		.99		.99		.30
Class 529-T:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)	(.14)	10.07	.15	[7,10]	—	[11]	.44	[8,10]	.44	[8,10]	.70	[8,10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.06	[10]	—	[11]	.47	[10]	.47	[10]	1.52	[10]
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.57	[10]	—	[11]	.50	[10]	.50	[10]	2.01	[10]
8/31/2018	9.98	.16	(.16)	— [9]	(.17)	—	(.17)	9.81	(.02)[10]		—	[11]	.50	[10]	.50	[10]	1.67	[10]
8/31/2017[5,12]	9.95	.05	.04	.09	(.06)	—	(.06)	9.98	.86	[7,10]	—	[11]	.20	[7,10]	.20	[7,10]	.47	[7,10]
Class 529-F-1:
2/28/2021[5,6]	10.19	.05	(.03)	.02	(.04)	(.10)	(.14)	10.07	.15	[7,10]	—	[11]	.42	[8,10]	.42	[8,10]	.96	[8,10]
8/31/2020	9.96	.15	.25	.40	(.17)	— [9]	(.17)	10.19	4.07		122		.46		.46		1.51
8/31/2019	9.81	.20	.15	.35	(.20)	—	(.20)	9.96	3.58		102		.49		.49		2.03
8/31/2018	9.97	.17	(.16)	.01	(.17)	—	(.17)	9.81	.07		83		.49		.49		1.71
8/31/2017	9.98	.11	— [9]	.11	(.12)	— [9]	(.12)	9.97	1.12		65		.50		.50		1.07
8/31/2016	9.97	.08	.04	.12	(.09)	(.02)	(.11)	9.98	1.16		56		.52		.52		.77
Class 529-F-2:
2/28/2021[5,6,14]	10.17	.02	— [9]	.02	(.02)	(.10)	(.12)	10.07	.18	[7]	131		.14	[7]	.14	[7]	.20	[7]
Class 529-F-3:
2/28/2021[5,6,14]	10.17	.02	— [9]	.02	(.02)	(.10)	(.12)	10.07	.20	[7]	—	[11]	.18	[7]	.12	[7]	.21	[7]
Class R-1:
2/28/2021[5,6]	10.05	(.01)	(.01)	(.02)	— [9]	(.10)	(.10)	9.93	(.30)[7]		2		1.40	[8]	1.40	[8]	(.24)[8]
8/31/2020	9.83	.05	.24	.29	(.07)	— [9]	(.07)	10.05	3.02		3		1.42		1.42		.53
8/31/2019	9.69	.10	.14	.24	(.10)	—	(.10)	9.83	2.54		2		1.45		1.45		1.03
8/31/2018	9.85	.07	(.16)	(.09)	(.07)	—	(.07)	9.69	(.88)		4		1.45		1.45		.71
8/31/2017	9.86	.01	.01	.02	(.03)	— [9]	(.03)	9.85	.21		4		1.47		1.47		.09
8/31/2016	9.87	(.02)	.04	.02	(.01)	(.02)	(.03)	9.86	.22		5		1.45		1.45		(.18)

See end of table for footnotes.

34	Short-Term Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2021[5,6]	$10.05	$(.01)	$(.02)	$(.03)	$— [9]	$(.10)		$(.10)	$9.92	(.30)%[7]	$52		1.40%[8]		1.40%[8]		(.25)%[8]
8/31/2020	9.82	.06	.24	.30	(.07)	—	[9]	(.07)	10.05	3.14	51		1.41		1.41		.56
8/31/2019	9.68	.10	.15	.25	(.11)	—		(.11)	9.82	2.55	45		1.43		1.43		1.07
8/31/2018	9.84	.07	(.16)	(.09)	(.07)	—		(.07)	9.68	(.87)	45		1.44		1.44		.74
8/31/2017	9.86	.01	— [9]	.01	(.03)	—	[9]	(.03)	9.84	.12	45		1.50		1.50		.07
8/31/2016	9.87	(.01)	.04	.03	(.02)	(.02)		(.04)	9.86	.26	46		1.43		1.43		(.14)
Class R-2E:
2/28/2021[5,6]	10.18	— [9]	(.01)	(.01)	(.01)	(.10)		(.11)	10.06	(.16)[7]	2		1.15	[8]	1.14	[8]	.01	[8]
8/31/2020	9.95	.08	.25	.33	(.10)	—	[9]	(.10)	10.18	3.35	1		1.17		1.16		.79
8/31/2019	9.80	.13	.15	.28	(.13)	—		(.13)	9.95	2.87	1		1.18		1.18		1.36
8/31/2018	9.97	.10	(.17)	(.07)	(.10)	—		(.10)	9.80	(.72)	1		1.21		1.19		.98
8/31/2017	9.97	.04	.01	.05	(.05)	—	[9]	(.05)	9.97	.55	1		1.19		1.19		.43
8/31/2016	9.97	.03	.04	.07	(.05)	(.02)		(.07)	9.97	.70	—	[11]	1.13		1.11		.55
Class R-3:
2/28/2021[5,6]	10.18	.01	(.02)	(.01)	(.01)	(.10)		(.11)	10.06	(.10)[7]	65		.96	[8]	.96	[8]	.19	[8]
8/31/2020	9.94	.10	.26	.36	(.12)	—	[9]	(.12)	10.18	3.65	64		.97		.97		1.01
8/31/2019	9.80	.15	.14	.29	(.15)	—		(.15)	9.94	2.96	56		.99		.99		1.52
8/31/2018	9.96	.12	(.16)	(.04)	(.12)	—		(.12)	9.80	(.43)	51		1.00		1.00		1.17
8/31/2017	9.97	.06	— [9]	.06	(.07)	—	[9]	(.07)	9.96	.61	55		1.01		1.01		.56
8/31/2016	9.96	.03	.04	.07	(.04)	(.02)		(.06)	9.97	.69	55		1.00		1.00		.28
Class R-4:
2/28/2021[5,6]	10.19	.03	(.02)	.01	(.03)	(.10)		(.13)	10.07	.05 [7]	43		.64	[8]	.64	[8]	.51	[8]
8/31/2020	9.96	.13	.25	.38	(.15)	—	[9]	(.15)	10.19	3.86	44		.66		.66		1.32
8/31/2019	9.81	.18	.15	.33	(.18)	—		(.18)	9.96	3.37	37		.69		.69		1.83
8/31/2018	9.97	.15	(.16)	(.01)	(.15)	—		(.15)	9.81	(.12)	34		.69		.69		1.48
8/31/2017	9.98	.09	— [9]	.09	(.10)	—	[9]	(.10)	9.97	.93	37		.70		.70		.89
8/31/2016	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	.99	27		.70		.70		.60
Class R-5E:
2/28/2021[5,6]	10.19	.03	(.01)	.02	(.04)	(.10)		(.14)	10.07	.14 [7]	3		.47	[8]	.47	[8]	.68	[8]
8/31/2020	9.96	.15	.25	.40	(.17)	—	[9]	(.17)	10.19	4.05	3		.48		.48		1.49
8/31/2019	9.81	.20	.15	.35	(.20)	—		(.20)	9.96	3.57	2		.49		.49		2.03
8/31/2018	9.98	.19	(.19)	— [9]	(.17)	—		(.17)	9.81	.05	1		.46		.46		1.92
8/31/2017	9.98	.11	.01	.12	(.12)	—	[9]	(.12)	9.98	1.27	—	[11]	.65		.47		1.09
8/31/2016[5,15]	9.97	.06	.04	.10	(.07)	(.02)		(.09)	9.98	1.01 [7]	—	[11]	.58	[8]	.58	[8]	.80	[8]
Class R-5:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)		(.14)	10.07	.19 [7]	16		.36	[8]	.36	[8]	.78	[8]
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.16	13		.37		.37		1.60
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.67	11		.40		.40		2.11
8/31/2018	9.98	.17	(.16)	.01	(.18)	—		(.18)	9.81	.06	10		.40		.40		1.75
8/31/2017	9.98	.12	.01	.13	(.13)	—	[9]	(.13)	9.98	1.32	11		.41		.41		1.17
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)		(.12)	9.98	1.28	9		.41		.41		.91
Class R-6:
2/28/2021[5,6]	10.19	.04	(.02)	.02	(.04)	(.10)		(.14)	10.07	.22 [7]	3,408		.31	[8]	.31	[8]	.84	[8]
8/31/2020	9.96	.16	.25	.41	(.18)	—	[9]	(.18)	10.19	4.22	2,956		.32		.32		1.64
8/31/2019	9.81	.21	.15	.36	(.21)	—		(.21)	9.96	3.73	2,054		.34		.34		2.18
8/31/2018	9.97	.18	(.16)	.02	(.18)	—		(.18)	9.81	.23	1,740		.34		.34		1.86
8/31/2017	9.98	.12	— [9]	.12	(.13)	—	[9]	(.13)	9.97	1.28	1,384		.35		.35		1.23
8/31/2016	9.97	.09	.04	.13	(.10)	(.02)		(.12)	9.98	1.34	1,050		.35		.35		.97

	Six months ended February 28,	Year ended August 31,
Portfolio turnover rate for all share classes[16,17]	2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	33%	107%	134%	129%	134%	292%
Including mortgage dollar roll transactions	79%	116%	153%	148%	137%	301%

Short-Term Bond Fund of America	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During some of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T and 529-T shares began investment operations on April 7, 2017.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

36	Short-Term Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2020, through February 28, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Short-Term Bond Fund of America	37

Expense example (continued)	Beginning account value 9/1/2020	Ending account value 2/28/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,000.35	$3.37	.68%
Class A – assumed 5% return	1,000.00	1,021.42	3.41	.68
Class C – actual return	1,000.00	996.99	6.78	1.37
Class C – assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class T – actual return	1,000.00	1,001.80	1.84	.37
Class T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-1 – actual return	1,000.00	1,000.37	3.32	.67
Class F-1 – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 – actual return	1,000.00	1,001.70	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 – actual return	1,000.00	1,002.18	1.54	.31
Class F-3 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class 529-A – actual return	1,000.00	1,000.39	3.32	.67
Class 529-A – assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-C – actual return	1,000.00	997.05	6.93	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	999.35	4.41	.89
Class 529-E – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class 529-T – actual return	1,000.00	1,001.54	2.18	.44
Class 529-T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-F-1 – actual return	1,000.00	1,001.47	2.08	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-F-2 – actual return†	1,000.00	1,001.59	1.41	.43
Class 529-F-2 – assumed 5% return†	1,000.00	1,022.66	2.16	.43
Class 529-F-3 – actual return†	1,000.00	1,001.87	1.25	.38
Class 529-F-3 – assumed 5% return†	1,000.00	1,022.91	1.91	.38
Class R-1 – actual return	1,000.00	996.95	6.93	1.40
Class R-1 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 – actual return	1,000.00	996.98	6.93	1.40
Class R-2 – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2E – actual return	1,000.00	998.43	5.65	1.14
Class R-2E – assumed 5% return	1,000.00	1,019.14	5.71	1.14
Class R-3 – actual return	1,000.00	999.00	4.76	.96
Class R-3 – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 – actual return	1,000.00	1,000.50	3.17	.64
Class R-4 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E – actual return	1,000.00	1,001.39	2.33	.47
Class R-5E – assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-5 – actual return	1,000.00	1,001.91	1.79	.36
Class R-5 – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-6 – actual return	1,000.00	1,002.19	1.54	.31
Class R-6 – assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 181 days.

38	Short-Term Bond Fund of America

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Short-Term Bond Fund of America	39

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40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama___________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 30, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2021